Annual Total Returns - iShares Russell Small/Mid-Cap Index Fund (Class K) [BarChart] - Class K - iShares Russell Small/Mid-Cap Index Fund - Class K Shares	Nov. 27, 2020
Bar Chart Table:
Annual Return 2016	17.94%
Annual Return 2017	16.75%
Annual Return 2018	(10.14%)
Annual Return 2019	27.66%